Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 10,130,806	$ 492					$ 20,928,335
Notional amount, Liabilities | €						€ 2,097						€ 0
Fair value, Liabilities	(10,034,508)						(14,230,249)
Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		1,890						$ 3,490
Fair value, Asset	6,881,934						16,806,937
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥			¥ 6,500						¥ 9,750
Fair value, Asset	119,325						269,215
Notional amount, Liabilities | ¥			¥ 6,500						¥ 3,250
Fair value, Liabilities	(119,313)						(14,802)
Forwards US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		2,080						240
Fair value, Asset	321,864						39,607
Notional amount, Liabilities		1,175						3,494
Fair value, Liabilities	(286,937)						(4,052,852)
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$					R$ 2,480						R$ 4,193
Fair value, Asset	127,131						1,190,292
Notional amount, Liabilities | R$					R$ 4,021						R$ 1,762
Fair value, Liabilities	(234,822)						(425,249)
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						0						915
Fair value, Asset	0						266,639
Notional amount, Liabilities | €						815
Fair value, Liabilities	(1,122,641)
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Liabilities	(528,298)
Swaps Pound Sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £				£ 640						£ 640
Fair value, Liabilities	(1,924,941)						(3,122,492)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €						374
Fair value, Asset	638,347
Notional amount, Liabilities	0											374
Fair value, Liabilities	0						(1,073,990)
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Liabilities	(1,725,495)						0
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		150						150
Fair value, Asset	307,646						117,726
Notional amount, Liabilities		800						$ 800
Fair value, Liabilities	(1,270,005)						(4,811,031)
Swaps Pound Sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £				100						1,010
Fair value, Asset	99,463						2,237,919
Notional amount, Liabilities | £				£ 1,460						£ 550
Fair value, Liabilities	(2,117,583)						(457,559)
Forwards US Dollar - Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		$ 8
Fair value, Liabilities	(1,570)
Forwards Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset							(272,274)
Notional amount, Liabilities | €						200						€ 200
Fair value, Liabilities	(22,182)
Forwards Mexican Peso - US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset	35,419,000
Fair value, Asset	1,635,087
Swaps Euro US Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities						495	0
Fair value, Liabilities							$ 0
Swaps Euro - Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €						€ 750
Fair value, Liabilities	$ (680,720)